Derivative Warrants Liability (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2019	May 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Proceeds from warrants				$ 1,374,470	$ 27,000
Stock issued during the period, shares		125,000
Estimated fair value of warrant liability				$ 752,309	$ 28,525			$ 259,716
Ordinary shares for a cash consideration			$ 361,250
Warrant [Member]
Stock issued during the period, shares					600,000	4,518,406	3,106,000
Warrant percentage	25.00%
Warrants exercised	722,500
Warrant [Member] | Convertible Bridge Loans Transactions [Member]
Stock issued during the period, shares				80,000
Private Placement [Member]
Proceeds from warrants					$ 19,655	$ 244,000	$ 168,000
Private Placement [Member] | Convertible Bridge Loans Transactions [Member]
Proceeds from warrants				$ 205,075